Shareholder Fees (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Intermediate Fund))	0 Months Ended
	Dec. 29, 2011
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	2.00%	[1]
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]

[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.